RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Schedule of accounts receivable [Table Text Block]
	March 31, 2026	March 31, 2025
	$	$
Taxes receivable	4,311	51,868
Trade receivables	57,084	124,827
	61,395	176,695